Distribution Date:	08/17/26	Wells Fargo Commercial Mortgage Trust 2020-C58
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2020-C58

Table of Contents				Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Trimont LLC
Exchangeable Certificate Detail	5
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Exchangeable Certificate Factor Detail	6
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Additional Information	7	Special Servicer	Rialto Capital Advisors, LLC
Bond / Collateral Reconciliation - Cash Flows	8		Niral Shah	(305) 485-2041	Niral.shah@rialtocapital.com
Bond / Collateral Reconciliation - Balances	9		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Current Mortgage Loan and Property Stratification	10-14	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Mortgage Loan Detail (Part 1)	15-16
			Attention: Transaction Manager		notices@pentalphasurveillance.com
Mortgage Loan Detail (Part 2)	17-18		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Principal Prepayment Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Delinquency Loan Detail	21				trustadministrationgroup@computershare.com
Collateral Stratification and Historical Detail	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	23	Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 2	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Modified Loan Detail	25
Historical Liquidated Loan Detail	26
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	95002UAA9	0.548000%	26,019,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	95002UAB7	2.013000%	6,764,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	95002UAC5	1.849000%	28,803,000.00	24,733,760.25	551,603.72	38,110.60	0.00	0.00	589,714.32	24,182,156.53	32.35%	30.00%
A-3	95002UAD3	1.810000%	200,000,000.00	186,753,849.05	0.00	281,687.06	0.00	0.00	281,687.06	186,753,849.05	32.35%	30.00%
A-4	95002UAJ0	2.092000%	225,825,000.00	225,825,000.00	0.00	393,688.25	0.00	0.00	393,688.25	225,825,000.00	32.35%	30.00%
A-S	95002UAP6	2.398000%	53,964,000.00	53,964,000.00	0.00	107,838.06	0.00	0.00	107,838.06	53,964,000.00	24.00%	22.25%
B	95002UAU5	2.704000%	35,685,000.00	35,685,000.00	0.00	80,410.20	0.00	0.00	80,410.20	35,685,000.00	18.47%	17.13%
C	95002UAZ4	3.162000%	20,325,000.00	20,325,000.00	0.00	53,556.38	0.00	0.00	53,556.38	20,325,000.00	15.32%	14.21%
D-RR	95002UBG5	3.855526%	10,139,000.00	10,139,000.00	0.00	32,575.98	0.00	0.00	32,575.98	10,139,000.00	13.75%	12.75%
E-RR	95002UBH3	3.855526%	20,018,000.00	20,018,000.00	0.00	64,316.60	0.00	0.00	64,316.60	20,018,000.00	10.65%	9.88%
F-RR	95002UBJ9	3.855526%	15,667,000.00	15,667,000.00	0.00	50,337.10	0.00	0.00	50,337.10	15,667,000.00	8.22%	7.63%
G-RR	95002UBK6	3.855526%	16,537,000.00	16,537,000.00	0.00	53,132.36	0.00	0.00	53,132.36	16,537,000.00	5.66%	5.25%
H-RR	95002UBL4	3.855526%	6,963,000.00	6,963,000.00	0.00	22,371.69	0.00	0.00	22,371.69	6,963,000.00	4.58%	4.25%
J-RR*	95002UBM2	3.855526%	29,593,595.00	29,593,595.00	0.00	152,985.10	0.00	0.00	152,985.10	29,593,595.00	0.00%	0.00%
V	95002UBN0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	95002UBP5	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			696,302,595.00	646,204,204.30	551,603.72	1,331,009.38	0.00	0.00	1,882,613.10	645,652,600.58

X-A	95002UBE0	1.897698%	487,411,000.00	437,312,609.30	0.00	691,572.54	0.00	0.00	691,572.54	436,761,005.58
X-B	95002UBF7	1.217034%	109,974,000.00	109,974,000.00	0.00	111,535.05	0.00	0.00	111,535.05	109,974,000.00
Notional SubTotal			597,385,000.00	547,286,609.30	0.00	803,107.59	0.00	0.00	803,107.59	546,735,005.58

Deal Distribution Total					551,603.72	2,134,116.97	0.00	0.00	2,685,720.69

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95002UAA9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	95002UAB7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	95002UAC5	858.72166962	19.15091206	1.32314689	0.00000000	0.00000000	0.00000000	0.00000000	20.47405895	839.57075756
A-3	95002UAD3	933.76924525	0.00000000	1.40843530	0.00000000	0.00000000	0.00000000	0.00000000	1.40843530	933.76924525
A-4	95002UAJ0	1,000.00000000	0.00000000	1.74333333	0.00000000	0.00000000	0.00000000	0.00000000	1.74333333	1,000.00000000
A-S	95002UAP6	1,000.00000000	0.00000000	1.99833333	0.00000000	0.00000000	0.00000000	0.00000000	1.99833333	1,000.00000000
B	95002UAU5	1,000.00000000	0.00000000	2.25333333	0.00000000	0.00000000	0.00000000	0.00000000	2.25333333	1,000.00000000
C	95002UAZ4	1,000.00000000	0.00000000	2.63500025	0.00000000	0.00000000	0.00000000	0.00000000	2.63500025	1,000.00000000
D-RR	95002UBG5	1,000.00000000	0.00000000	3.21293816	0.00000000	0.00000000	0.00000000	0.00000000	3.21293816	1,000.00000000
E-RR	95002UBH3	1,000.00000000	0.00000000	3.21293836	0.00000000	0.00000000	0.00000000	0.00000000	3.21293836	1,000.00000000
F-RR	95002UBJ9	1,000.00000000	0.00000000	3.21293802	0.00000000	0.00000000	0.00000000	0.00000000	3.21293802	1,000.00000000
G-RR	95002UBK6	1,000.00000000	0.00000000	3.21293826	0.00000000	0.00000000	0.00000000	0.00000000	3.21293826	1,000.00000000
H-RR	95002UBL4	1,000.00000000	0.00000000	3.21293839	0.00000000	0.00000000	0.00000000	0.00000000	3.21293839	1,000.00000000
J-RR	95002UBM2	1,000.00000000	0.00000000	5.16953415	(1.95659568)	8.59298507	0.00000000	0.00000000	5.16953415	1,000.00000000
V	95002UBN0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	95002UBP5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	95002UBE0	897.21530556	0.00000000	1.41886937	0.00000000	0.00000000	0.00000000	0.00000000	1.41886937	896.08360415
X-B	95002UBF7	1,000.00000000	0.00000000	1.01419472	0.00000000	0.00000000	0.00000000	0.00000000	1.01419472	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	07/01/26 - 07/30/26	30	0.00	38,110.60	0.00	38,110.60	0.00	0.00	0.00	38,110.60	0.00
A-3	07/01/26 - 07/30/26	30	0.00	281,687.06	0.00	281,687.06	0.00	0.00	0.00	281,687.06	0.00
A-4	07/01/26 - 07/30/26	30	0.00	393,688.25	0.00	393,688.25	0.00	0.00	0.00	393,688.25	0.00
X-A	07/01/26 - 07/30/26	30	0.00	691,572.54	0.00	691,572.54	0.00	0.00	0.00	691,572.54	0.00
X-B	07/01/26 - 07/30/26	30	0.00	111,535.05	0.00	111,535.05	0.00	0.00	0.00	111,535.05	0.00
A-S	07/01/26 - 07/30/26	30	0.00	107,838.06	0.00	107,838.06	0.00	0.00	0.00	107,838.06	0.00
B	07/01/26 - 07/30/26	30	0.00	80,410.20	0.00	80,410.20	0.00	0.00	0.00	80,410.20	0.00
C	07/01/26 - 07/30/26	30	0.00	53,556.38	0.00	53,556.38	0.00	0.00	0.00	53,556.38	0.00
D-RR	07/01/26 - 07/30/26	30	0.00	32,575.98	0.00	32,575.98	0.00	0.00	0.00	32,575.98	0.00
E-RR	07/01/26 - 07/30/26	30	0.00	64,316.60	0.00	64,316.60	0.00	0.00	0.00	64,316.60	0.00
F-RR	07/01/26 - 07/30/26	30	0.00	50,337.10	0.00	50,337.10	0.00	0.00	0.00	50,337.10	0.00
G-RR	07/01/26 - 07/30/26	30	0.00	53,132.36	0.00	53,132.36	0.00	0.00	0.00	53,132.36	0.00
H-RR	07/01/26 - 07/30/26	30	0.00	22,371.69	0.00	22,371.69	0.00	0.00	0.00	22,371.69	0.00
J-RR	07/01/26 - 07/30/26	30	311,200.15	95,082.40	0.00	95,082.40	(57,902.70)	0.00	0.00	152,985.10	254,297.32
Totals			311,200.15	2,076,214.27	0.00	2,076,214.27	(57,902.70)	0.00	0.00	2,134,116.97	254,297.32

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Exchangeable Certificate Details
A-3 (Exch)	N/A	1.810000%	200,000,000.00	186,753,849.05	0.00	281,687.06	0.00	0.00	281,687.06	186,753,849.05
A-4 (Exch)	N/A	2.092000%	225,825,000.00	225,825,000.00	0.00	393,688.25	0.00	0.00	393,688.25	225,825,000.00
A-S (Exch)	N/A	2.398000%	53,964,000.00	53,964,000.00	0.00	107,838.06	0.00	0.00	107,838.06	53,964,000.00
B (Exch)	N/A	2.704000%	35,685,000.00	35,685,000.00	0.00	80,410.20	0.00	0.00	80,410.20	35,685,000.00
C (Exch)	N/A	3.162000%	20,325,000.00	20,325,000.00	0.00	53,556.38	0.00	0.00	53,556.38	20,325,000.00
A-3-1	95002UAE1	N/A	200,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-2	95002UAF8	N/A	200,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-1	95002UAK7	N/A	225,825,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-2	95002UAL5	N/A	225,825,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-1	95002UAQ4	N/A	53,964,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-2	95002UAR2	N/A	53,964,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-X1	95002UAG6	N/A	200,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-X2	95002UAH4	N/A	200,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-X1	95002UAM3	N/A	225,825,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-X2	95002UAN1	N/A	225,825,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X1	95002UAS0	N/A	53,964,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X2	95002UAT8	N/A	53,964,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-X1	95002UAX9	N/A	35,685,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-X2	95002UAY7	N/A	35,685,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-X1	95002UBC4	N/A	20,325,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-X2	95002UBD2	N/A	20,325,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-1	95002UAV3	N/A	35,685,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-2	95002UAW1	N/A	35,685,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-1	95002UBA8	N/A	20,325,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-2	95002UBB6	N/A	20,325,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			2,678,995,000.00	522,552,849.05	0.00	917,179.95	0.00	0.00	917,179.95	522,552,849.05

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 29

			Exchangeable Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-3 (Exch)	N/A	933.76924525	0.00000000	1.40843530	0.00000000	0.00000000	0.00000000	0.00000000	1.40843530	933.76924525
A-4 (Exch)	N/A	1,000.00000000	0.00000000	1.74333333	0.00000000	0.00000000	0.00000000	0.00000000	1.74333333	1,000.00000000
A-S (Exch)	N/A	1,000.00000000	0.00000000	1.99833333	0.00000000	0.00000000	0.00000000	0.00000000	1.99833333	1,000.00000000
B (Exch)	N/A	1,000.00000000	0.00000000	2.25333333	0.00000000	0.00000000	0.00000000	0.00000000	2.25333333	1,000.00000000
C (Exch)	N/A	1,000.00000000	0.00000000	2.63500025	0.00000000	0.00000000	0.00000000	0.00000000	2.63500025	1,000.00000000
A-3-1	95002UAE1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3-2	95002UAF8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4-1	95002UAK7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4-2	95002UAL5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-1	95002UAQ4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-2	95002UAR2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-1	95002UAV3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-2	95002UAW1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-1	95002UBA8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-2	95002UBB6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
A-3-X1	95002UAG6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3-X2	95002UAH4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4-X1	95002UAM3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4-X2	95002UAN1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-X1	95002UAS0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-X2	95002UAT8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-X1	95002UAX9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-X2	95002UAY7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-X1	95002UBC4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-X2	95002UBD2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 29

	Additional Information
Total Available Distribution Amount (1)	2,685,720.69
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,087,364.13	Master Servicing Fee	3,554.27
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,664.05
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	278.23
ARD Interest	0.00	Operating Advisor Fee	1,196.38
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	166.94
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,087,364.13	Total Fees	11,149.86

Principal		Expenses/Reimbursements
Scheduled Principal	551,603.72	Reimbursement for Interest on Advances	53.14
Unscheduled Principal Collections		ASER Amount	(61,986.86)
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	4,031.02
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	551,603.72	Total Expenses/Reimbursements	(57,902.70)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,134,116.97
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	551,603.72
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,685,720.69
Total Funds Collected	2,638,967.85	Total Funds Distributed	2,638,967.85

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	646,204,204.42	646,204,204.42	Beginning Certificate Balance	646,204,204.30
(-) Scheduled Principal Collections	551,603.72	551,603.72	(-) Principal Distributions	551,603.72
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	645,652,600.70	645,652,600.70	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	646,334,595.33	646,334,595.33	Ending Certificate Balance	645,652,600.58
Ending Actual Collateral Balance	645,814,654.44	645,814,654.44

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.12)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.12)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.86%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	9	58,132,574.55	9.00%	47	4.4113	NAP	Defeased	9	58,132,574.55	9.00%	47	4.4113	NAP
2,000,000 or less	1	1,540,000.00	0.24%	52	3.7000	3.357600	1.30 or less	7	76,211,517.78	11.80%	48	4.1579	0.674220
2,000,001 to 3,000,000	2	4,760,000.00	0.74%	52	3.7000	3.138545	1.31 to 1.40	0	0.00	0.00%	0	0.0000	0.000000
3,000,001 to 4,000,000	3	10,926,405.58	1.69%	51	4.4469	2.434649	1.41 to 1.50	2	41,118,417.71	6.37%	49	4.2379	1.474528
4,000,001 to 5,000,000	1	5,000,000.00	0.77%	43	3.5580	4.950000	1.51 to 1.60	2	28,273,479.67	4.38%	48	3.6877	1.576851
5,000,001 to 6,000,000	1	5,940,000.00	0.92%	50	3.2590	2.819900	1.61 to 1.70	1	6,735,303.69	1.04%	50	3.8500	1.635600
6,000,001 to 7,000,000	4	26,485,303.69	4.10%	51	4.0145	1.990993	1.71 to 1.80	2	21,879,938.05	3.39%	51	3.5609	1.715889
7,000,001 to 9,000,000	5	41,254,284.51	6.39%	48	4.1824	1.486414	1.81 to 1.90	0	0.00	0.00%	0	0.0000	0.000000
9,000,001 to 10,000,000	2	19,306,632.85	2.99%	43	3.8148	1.577198	1.91 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
10,000,001 to 15,000,000	9	119,498,051.93	18.51%	49	3.7992	1.983564	2.01 to 2.50	8	138,855,967.08	21.51%	49	3.6760	2.239095
15,000,001 to 20,000,000	7	122,638,189.78	18.99%	48	3.4433	2.634091	2.51 to 4.00	16	213,945,402.17	33.14%	50	3.4896	3.186887
20,000,001 to 30,000,000	2	51,820,724.49	8.03%	47	3.5381	2.124273	4.01 or greater	3	60,500,000.00	9.37%	45	3.4573	4.492699
30,000,001 to 50,000,000	3	109,350,433.32	16.94%	48	3.8035	2.858666	Totals	50	645,652,600.70	100.00%	48	3.7510	2.409355
50,000,001 or greater	1	69,000,000.00	10.69%	52	3.3090	3.684500
Totals	50	645,652,600.70	100.00%	48	3.7510	2.409355
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	8	58,132,574.55	9.00%	47	4.4113	NAP
							Defeased	8	58,132,574.55	9.00%	47	4.4113	NAP
California	13	227,092,508.26	35.17%	48	3.5162	2.684217
							Industrial	3	121,910,073.30	18.88%	52	3.5040	3.130182
Florida	5	40,713,331.05	6.31%	47	3.9141	2.283794
							Lodging	4	65,886,745.06	10.20%	43	3.6994	3.687859
Georgia	1	4,000,000.00	0.62%	51	4.4300	3.170900
							Mixed Use	6	38,602,407.31	5.98%	51	4.3287	1.694676
Illinois	16	39,069,519.30	6.05%	51	3.4345	1.916951
							Multi-Family	23	66,604,822.99	10.32%	51	3.5028	2.064006
Kansas	1	8,273,479.67	1.28%	43	4.6200	1.583500
							Office	11	159,668,025.74	24.73%	49	3.7033	2.200088
Kentucky	3	6,735,303.69	1.04%	50	3.8500	1.635600
							Retail	12	134,847,951.75	20.89%	46	3.7287	2.131195
Louisiana	1	14,500,000.00	2.25%	50	3.4400	2.169100
							Totals	67	645,652,600.70	100.00%	48	3.7510	2.409355
Maryland	1	8,208,344.41	1.27%	42	4.3500	1.414900

Michigan	1	6,500,000.00	1.01%	51	4.3300	0.842700

Nevada	2	45,000,000.00	6.97%	43	3.5580	4.416200

New York	6	49,600,000.00	7.68%	51	3.9137	2.189330

North Carolina	1	29,709,800.75	4.60%	50	3.3580	2.121500

Ohio	1	8,308,880.91	1.29%	52	4.5600	1.165400

Pennsylvania	3	37,784,786.54	5.85%	51	4.0271	1.950130

Tennessee	1	32,910,073.30	5.10%	51	4.2100	1.489400

Texas	1	3,173,998.27	0.49%	51	4.8900	1.739400

Virginia	1	20,000,000.00	3.10%	51	3.0150	3.917700

Wisconsin	1	5,940,000.00	0.92%	50	3.2590	2.819900

Totals	67	645,652,600.70	100.00%	48	3.7510	2.409355

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	9	58,132,574.55	9.00%	47	4.4113	NAP	Defeased	9	58,132,574.55	9.00%	47	4.4113	NAP
	3.250% or less	3	50,500,000.00	7.82%	50	3.1163	3.741986	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.251% to 3.500%	7	166,469,320.05	25.78%	51	3.3388	2.629644	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.501% to 3.750%	13	174,209,027.58	26.98%	46	3.6020	3.138649	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	3	36,696,227.43	5.68%	46	3.8202	2.076578	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	6	80,951,537.96	12.54%	48	4.1633	1.057422	49 months or greater	41	587,520,026.15	91.00%	49	3.6857	2.501525
	4.251% to 4.500%	6	58,937,554.28	9.13%	50	4.3419	1.799906	Totals	50	645,652,600.70	100.00%	48	3.7510	2.409355
	4.501% to 4.750%	2	16,582,360.58	2.57%	48	4.5899	1.374004
	4.751% to 5.000%	1	3,173,998.27	0.49%	51	4.8900	1.739400
	5.001% to 5.250%	0	0.00	0.00%	0	0.0000	0.000000
	5.251% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	50	645,652,600.70	100.00%	48	3.7510	2.409355
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	9	58,132,574.55	9.00%	47	4.4113	NAP	Defeased	9	58,132,574.55	9.00%	47	4.4113	NAP
	60 months or less	41	587,520,026.15	91.00%	49	3.6857	2.501525	Interest Only	24	340,872,250.00	52.79%	48	3.5544	2.978640
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	349 months or less	17	246,647,776.15	38.20%	49	3.8671	1.842143
	Totals	50	645,652,600.70	100.00%	48	3.7510	2.409355	350 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	50	645,652,600.70	100.00%	48	3.7510	2.409355
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	9	58,132,574.55	9.00%	47	4.4113	NAP			No outstanding loans in this group
Underwriter's Information		2	15,000,000.00	2.32%	43	3.5460	3.456667
	12 months or less	38	564,246,546.48	87.39%	49	3.6757	2.489594
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	1	8,273,479.67	1.28%	43	4.6200	1.583500
	Totals	50	645,652,600.70	100.00%	48	3.7510	2.409355
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	310955853	IN	McClellan	CA	Actual/360	3.309%	196,609.75	0.00	0.00	N/A	12/11/30	--	69,000,000.00	69,000,000.00	08/11/26
2	324170002	LO	Las Vegas	NV	Actual/360	3.558%	122,553.33	0.00	0.00	03/05/30	03/05/32	--	40,000,000.00	40,000,000.00	08/05/26
2A	324170102				Actual/360	3.558%	15,319.17	0.00	0.00	03/05/30	03/05/32	--	5,000,000.00	5,000,000.00	08/05/26
3	310955762	OF	Torrance	CA	Actual/360	3.706%	116,497.24	64,527.37	0.00	N/A	10/11/30	--	36,504,887.39	36,440,360.02	08/11/26
4	307331216	IN	Crossville	TN	Actual/360	4.210%	119,527.13	60,401.24	0.00	N/A	11/06/30	--	32,970,474.54	32,910,073.30	08/06/26
5	310956181	RT	Charlotte	NC	Actual/360	3.358%	86,091.73	63,125.73	0.00	N/A	10/11/30	--	29,772,926.48	29,709,800.75	08/11/26
5A	324171181				Actual/360	3.358%	2,992.69	2,194.36	0.00	N/A	10/11/30	--	1,034,956.39	1,032,762.03	08/11/26
6	301741503	OF	Roseville	CA	Actual/360	3.540%	51,120.55	0.00	0.00	N/A	03/06/30	--	16,770,000.00	16,770,000.00	08/06/26
6A	301741504				Actual/360	3.540%	30,483.33	0.00	0.00	N/A	03/06/30	--	10,000,000.00	10,000,000.00	08/06/26
7	307331170	IN	Pomona	CA	Actual/360	4.700%	50,947.16	19,717.24	0.00	N/A	11/06/29	08/06/29	12,588,180.52	12,568,463.28	08/06/26
7A	307331173				Actual/360	4.700%	37,392.41	14,471.39	0.00	N/A	11/06/29	08/06/29	9,239,030.29	9,224,558.90	08/06/26
8	883101086	RT	Miami Gardens	FL	Actual/360	3.780%	72,079.13	33,202.50	0.00	N/A	04/06/30	--	22,144,126.24	22,110,923.74	08/06/26
9	883101105	MF	Chicago	IL	Actual/360	3.335%	53,830.35	36,240.58	0.00	N/A	11/06/30	--	18,742,180.36	18,705,939.78	08/06/26
10	301741514	IN	Chantilly	VA	Actual/360	3.015%	51,925.00	0.00	0.00	N/A	11/06/30	--	20,000,000.00	20,000,000.00	08/06/26
11	310955625	OF	Cupertino	CA	Actual/360	3.302%	56,867.78	0.00	0.00	N/A	10/11/30	--	20,000,000.00	20,000,000.00	08/11/26
12	300572078	RT	Temecula	CA	Actual/360	3.570%	49,685.45	0.00	0.00	N/A	02/06/30	--	16,162,250.00	16,162,250.00	08/06/26
13	610955156	RT	Gardena	CA	Actual/360	3.165%	42,243.96	0.00	0.00	N/A	09/11/30	--	15,500,000.00	15,500,000.00	08/11/26
14	301741515	MU	Various	NY	Actual/360	4.350%	58,060.42	0.00	0.00	N/A	11/06/30	--	15,500,000.00	15,500,000.00	07/06/26
15	310956411	OF	New York	NY	Actual/360	3.201%	41,346.25	0.00	0.00	N/A	10/11/30	--	15,000,000.00	15,000,000.00	08/11/26
16	883101080	RT	San Francisco	CA	Actual/360	4.040%	52,183.33	0.00	0.00	N/A	12/06/29	--	15,000,000.00	15,000,000.00	08/06/26
17	307331213	MF	Harvey	LA	Actual/360	3.440%	42,952.22	0.00	0.00	N/A	10/06/30	--	14,500,000.00	14,500,000.00	08/06/26
18	300572124	OF	Allentown	PA	Actual/360	4.200%	47,039.42	23,868.07	0.00	N/A	11/06/30	--	13,006,292.57	12,982,424.50	07/06/26
19	310953802	LO	Solana Beach	CA	Actual/360	3.600%	39,184.02	26,739.56	0.00	N/A	03/11/30	--	12,640,004.95	12,613,265.39	08/11/26
20	883101111	OF	Newtown	PA	Actual/360	3.630%	40,471.95	24,418.57	0.00	N/A	12/06/30	--	12,947,570.74	12,923,152.17	08/06/26
22	301741519	MU	New York	NY	Actual/360	4.372%	48,377.39	0.00	0.00	N/A	12/06/30	--	12,850,000.00	12,850,000.00	08/06/26
23	300572120	OF	Harleysville	PA	Actual/360	4.270%	43,758.54	21,578.73	0.00	N/A	11/06/30	--	11,900,788.60	11,879,209.87	08/06/26
24	883101112	MF	Chicago	IL	Actual/360	3.553%	35,949.45	0.00	0.00	N/A	12/06/30	--	11,750,000.00	11,750,000.00	08/06/26
25	410952922	RT	Various	CA	Actual/360	4.110%	33,002.41	18,278.13	0.00	N/A	02/11/30	--	9,324,910.98	9,306,632.85	03/11/26

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						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
26	883101110	MF	Various	IL	Actual/360	3.488%	25,918.76	15,780.12	0.00	N/A	11/06/30	--	8,629,359.64	8,613,579.52	08/06/26
27	301741518	OF	Dallas	TX	Actual/360	5.025%	36,505.29	13,292.14	0.00	N/A	12/06/30	--	8,436,464.95	8,423,172.81	08/06/26
28	324170028	OF	Columbus	OH	Actual/360	4.560%	32,682.21	14,261.40	0.00	N/A	12/06/30	--	8,323,142.31	8,308,880.91	08/06/26
29	300572085	LO	Salina	KS	Actual/360	4.620%	32,973.59	14,813.56	0.00	N/A	03/06/30	--	8,288,293.23	8,273,479.67	05/06/26
30	300572076	RT	Salisbury	MD	Actual/360	4.350%	30,805.12	15,491.38	0.00	N/A	02/06/30	--	8,223,835.79	8,208,344.41	08/06/26
31	310955596	RT	Various	FL	Actual/360	3.908%	26,416.99	0.00	0.00	N/A	10/11/30	--	7,850,000.00	7,850,000.00	08/11/26
32	307331214	MF	Radcliff	KY	Actual/360	3.850%	22,367.93	11,620.67	0.00	N/A	10/06/30	--	6,746,924.36	6,735,303.69	08/06/26
33	300572122	RT	Fort Lauderdale	FL	Actual/360	4.250%	25,618.06	0.00	0.00	N/A	11/06/30	--	7,000,000.00	7,000,000.00	08/06/26
34	600951233	SS	Marana	AZ	Actual/360	3.673%	21,000.84	11,112.16	0.00	N/A	10/11/30	--	6,639,822.13	6,628,709.97	08/11/26
36	324170036	MU	Detroit	MI	Actual/360	4.330%	24,235.97	0.00	0.00	N/A	11/06/30	--	6,500,000.00	6,500,000.00	07/06/26
37	883101109	OF	New York	NY	Actual/360	3.600%	19,375.00	0.00	0.00	N/A	11/06/30	--	6,250,000.00	6,250,000.00	08/06/26
38	300572127	IN	Doral	FL	Actual/360	4.010%	18,701.61	10,264.70	0.00	N/A	11/06/30	08/06/30	5,415,959.69	5,405,694.99	08/06/26
39	883101101	OF	Milwaukee	WI	Actual/360	3.259%	16,669.78	0.00	0.00	N/A	10/06/30	--	5,940,000.00	5,940,000.00	08/06/26
40	300572126	MH	Graford	TX	Actual/360	4.160%	19,826.57	8,401.18	0.00	N/A	11/06/30	08/06/30	5,534,711.53	5,526,310.35	08/06/26
41	307331215	MF	Various	GA	Actual/360	4.210%	17,563.17	8,875.28	0.00	N/A	11/06/30	--	4,844,641.48	4,835,766.20	08/06/26
42	300572132	MU	Philadelphia	PA	Actual/360	4.200%	16,252.82	6,730.99	0.00	N/A	12/06/30	09/06/30	4,493,867.01	4,487,136.02	08/06/26
43	300572121	MU	Pompano Beach	FL	Actual/360	4.090%	13,240.53	7,029.44	0.00	N/A	11/06/30	--	3,759,436.75	3,752,407.31	08/06/26
44	300572123	RT	Fayetteville	GA	Actual/360	4.430%	15,258.89	0.00	0.00	N/A	11/06/30	--	4,000,000.00	4,000,000.00	08/06/26
45	300572119	OF	Bellaire	TX	Actual/360	4.890%	13,386.94	5,167.23	0.00	N/A	11/06/30	--	3,179,165.50	3,173,998.27	08/06/26
46	300572131	MF	Long Beach	CA	Actual/360	3.700%	7,933.42	0.00	0.00	N/A	12/06/30	--	2,490,000.00	2,490,000.00	08/06/26
47	300572130	MF	Long Beach	CA	Actual/360	3.700%	7,232.47	0.00	0.00	N/A	12/06/30	--	2,270,000.00	2,270,000.00	08/06/26
48	300572129	MF	Long Beach	CA	Actual/360	3.700%	4,906.61	0.00	0.00	N/A	12/06/30	--	1,540,000.00	1,540,000.00	08/06/26
Totals							2,087,364.13	551,603.72	0.00				646,204,204.42	645,652,600.70
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	46,692,025.03	11,604,645.83	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
2	511,368,118.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	4,587,320.66	2,773,697.81	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4	3,642,191.59	916,489.09	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
5	11,346,173.58	2,855,206.39	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
5A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
6	6,372,440.39	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
7A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
8	3,580,013.54	699,220.33	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
9	1,732,986.46	483,081.89	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,103,407.67	1,297,603.60	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1,132,195.54	278,791.50	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1,916,271.87	940,172.29	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	1,186,953.50	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
14	822,125.17	208,882.78	01/01/26	03/31/26	07/13/26	1,172,224.25	85,824.78	57,993.68	57,993.68	0.00	0.00
15	16,562,477.63	3,731,457.09	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
16	(1,101,388.16)	(249,177.14)	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,453,260.56	574,996.72	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,063,967.08	0.00	--	--	--	0.00	0.00	70,851.49	70,851.49	0.00	0.00
19	3,898,524.37	3,836,367.58	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
20	2,004,993.00	579,488.24	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,441,357.40	753,611.91	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,546,146.10	435,006.96	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,200,773.92	309,431.13	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	115,103.00	01/01/26	03/31/26	08/11/26	0.00	0.00	51,130.78	256,203.75	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
26	833,919.52	139,766.31	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	922,046.81	235,108.76	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,052,515.20	1,042,977.51	04/01/23	03/31/24	--	0.00	0.00	47,654.04	143,255.34	0.00	0.00
30	1,029,894.13	228,096.35	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
31	704,210.74	371,727.66	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
32	850,937.59	366,413.09	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
33	878,348.15	221,663.95	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
36	268,685.11	185,678.64	01/01/25	09/30/25	--	0.00	0.00	23,942.12	23,942.12	0.00	0.00
37	640,661.52	345,523.35	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
39	726,711.97	168,034.80	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
43	420,352.73	146,181.08	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
44	480,568.55	294,273.47	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
45	429,994.79	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	294,694.03	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	274,504.19	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	197,977.97	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	634,371,404.40	37,076,475.47				1,172,224.25	85,824.78	251,572.12	552,246.38	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	1	8,273,479.67	1	9,306,632.85	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.751026%	3.735200%	48
07/17/26	1	8,288,293.23	0	0.00	1	9,324,910.98	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.751192%	3.735366%	49
06/17/26	0	0.00	1	9,344,187.68	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.751371%	3.735545%	50
05/15/26	0	0.00	0	0.00	1	9,362,333.36	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.751534%	3.735710%	51
04/17/26	0	0.00	1	9,381,482.32	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.751711%	3.739507%	52
03/17/26	2	24,899,496.48	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.766288%	3.756679%	53
02/18/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.766500%	3.756894%	54
01/16/26	2	23,881,239.08	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.766666%	3.757062%	55
12/17/25	0	0.00	1	8,395,625.63	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.766830%	3.757228%	56
11/18/25	1	8,411,030.31	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.767009%	3.757409%	57
10/20/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.767171%	3.757574%	58
09/17/25	0	0.00	0	0.00	1	15,500,000.00	0	0.00	0	0.00	1	15,500,000.00	0	0.00	0	0.00	3.767348%	3.757752%	59
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
14	301741515	07/06/26	0	B	57,993.68	57,993.68	0.00	15,500,000.00	04/13/22	98
18	300572124	07/06/26	0	B	70,851.49	70,851.49	0.00	13,006,292.58
25	410952922	03/11/26	4	6	51,130.78	256,203.75	7,090.75	9,399,496.50	04/17/26	13
29	300572085	05/06/26	2	2	47,654.04	143,255.34	15,674.00	8,318,801.73	08/21/25	2
36	324170036	07/06/26	0	B	23,942.12	23,942.12	3,703.65	6,500,000.00	03/26/26	2
Totals					251,572.12	552,246.38	26,468.40	52,724,590.81
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		21,793,022	21,793,022	0		0
37 - 48 Months		129,376,901	111,796,789	17,580,113		0
49 - 60 Months		449,482,677	449,482,677	0		0
> 60 Months		45,000,000	45,000,000	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	645,652,601	628,072,488	0	8,273,480	9,306,633	0
Jul-26	646,204,204	628,591,000	8,288,293	0	9,324,911	0
Jun-26	646,787,567	637,443,379	0	9,344,188	0	0
May-26	647,335,326	637,972,992	0	0	9,362,333	0
Apr-26	647,914,980	638,533,497	0	9,381,482	0	0
Mar-26	654,593,400	623,559,423	24,899,496	0	6,134,480	0
Feb-26	655,248,111	655,248,111	0	0	0	0
Jan-26	655,796,252	631,915,013	23,881,239	0	0	0
Dec-25	656,342,528	647,946,902	0	8,395,626	0	0
Nov-25	656,921,908	648,510,877	8,411,030	0	0	0
Oct-25	657,464,352	657,464,352	0	0	0	0
Sep-25	658,040,036	642,540,036	0	0	15,500,000	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
14	301741515	15,500,000.00	15,500,000.00	16,000,000.00	04/29/26	205,592.53	1.20290	03/31/26	11/06/30	I/O
25	410952922	9,306,632.85	9,399,496.50	13,510,000.00	07/15/26	110,775.00	0.36000	03/31/26	02/11/30	281
29	300572085	8,273,479.67	8,318,801.73	14,500,000.00	10/04/19	908,069.51	1.58350	03/31/24	03/06/30	282
36	324170036	6,500,000.00	6,500,000.00	10,090,000.00	04/17/20	180,519.39	0.84270	09/30/25	11/06/30	I/O
Totals		39,580,112.52	39,718,298.23	54,100,000.00		1,404,956.43

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Specially Serviced Loan Detail - Part 2
Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
14	301741515	MU	NY	04/13/22	98
Forbearance Agreement executed on September 5, 2025. Loan payments remain current through August 2026. Loan to stay in Special Servicing until end of Forbearance term.Properties are 100% occupied.

25	410952922	RT	CA	04/17/26	13
Special Servicer will provide a Bring Current Statement to Borrower. Counsel is drafting the CMA in order to set-up cash management prior to returning the loan to the Master Servicer.

29	300572085	LO	KS	08/21/25	2
Borrower is finalizing Cash Management implementation. Special Servicer and Borrower are currently negotiating a Bring Current to be effectuated after Cash Management implementation has finished.

36	324170036	MU	MI	03/26/26	2
As of 5/11/2026, residential occupancy was 91.3% and retail occupancy was 70.89%. Special Servicer is working with Borrower on a plan to transition the property to the lender.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
14	301741515	0.00	4.35000%	0.00	4.35000%	10	09/05/25	09/05/25	--
16	883101080	0.00	4.04000%	0.00	4.04000%	8	10/07/24	10/06/24	--
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
35	300572133 04/17/26	6,134,480.32	9,260,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		6,134,480.32	9,260,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
35	300572133	04/27/26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
14	0.00	0.00	(10,968.98)	0.00	0.00	(61,986.86)	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	53.14	0.00	0.00	0.00
25	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	4,031.02	0.00	0.00	(61,986.86)	0.00	0.00	53.14	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(57,902.70)

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 29 of 29